Investment in equity method investees	12 Months Ended
Dec. 31, 2023
Investment in equity method investees
Investment in equity method investees
10.	Investments in equity method investees
Investments in equity method investees as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	205,515	236,319
HongShan Fashion and Technology Industry Fund Investment Limited Partnership (“ HongShan Fashion and Technology”)	543,949	500,993
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	570,396	599,884
Guofu Life Insurance Co., Ltd (“Guofu”)	300,946	239,291
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	157,761	163,141
Others	516,720	522,907
Less:
Impairment	(132,415)	(106,974)

Total	2,162,872	2,155,561

During the year ended December 31, 2021, 2022 and 2023, the Group recognized gain (loss) on disposal of an equity method investee at the amount of nil, RMB(2,615) and nil and gain on deemed disposal of equity method investment arising from step acquisition in the amount of nil, RMB307,185 and nil, respectively. During the years ended December 31, 2021, 2022 and 2023, the Group recognized its share of income (loss) of equity method investees at the amount of RMB42,303, RMB(6,559) and RMB80,301, respectively. RMB35,791, nil and nil impairment have been recorded on these investments accounted for under equity method for the years ended December 31, 2021, 2022 and 2023, respectively.